Trade and Other Receivables	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Trade and Other Receivables
17.	Trade and Other Receivables

As at December 31, 2019 and 2018, this account consists of receivables from:

	2019	2018
	(in million pesos)
Retail subscribers (Note 28)	17,178	19,444
Corporate subscribers (Note 28)	13,005	11,073
Foreign administrations (Note 28)	1,896	4,225
Domestic carriers (Note 28)	889	270
Dealers, agents and others (Note 28)	6,372	5,547
	39,340	40,559
Less allowance for expected credit losses	16,904	16,503
	22,436	24,056

Receivables from foreign administrations and domestic carriers represent receivables based on interconnection agreements with other telecommunications carriers.  The aforementioned amounts of receivables are shown net of related payables to the same telecommunications carriers where a legal right of offset exists and settlement is facilitated on a net basis.

Receivables from dealers, agents and others consist mainly of receivables from credit card companies, dealers and distributors having collection arrangements with the PLDT Group, dividend receivables and advances to affiliates.

Trade and other receivables are non-interest-bearing and generally have settlement terms of 30 to 180 days.

For terms and conditions relating to related party receivables, see Note 25 – Related Party Transactions.

See Note 28 – Financial Assets and Liabilities on credit risk of trade receivables to understand how we manage and measure credit quality of trade receivables that are neither past due nor impaired.

The following table explains the changes in the allowance for expected credit losses as at December 31, 2019 and 2018:

	2019
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances at beginning of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503
Provisions (Note 5)	418	2,725	211	661	(2)	64	1	12	10	(29)	638	3,433	4,071
Reclassifications and reversals	(366)	793	(80)	201	—	(604)	—	—	(3)	4	(449)	394	(55)
Write-offs	(12)	(2,683)	(1)	(895)	—	—	—	—	—	(13)	(13)	(3,591)	(3,604)
Translation adjustments	(7)	—	(1)	(3)	—	—	—	—	—	—	(8)	(3)	(11)
Balances at end of the year	926	9,766	732	3,870	3	374	4	86	98	1,045	1,763	15,141	16,904

	2018
	Retail Subscribers		Corporate Subscribers		Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3
	Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL		Total
	(in million pesos)
Balances at beginning of the year (as restated)	787	7,925	474	3,212	7	925	1	75	147	1,206	1,416	13,343	14,759
Provisions (Note 5)	20	3,109	172	820	44	(13)	2	2	9	27	247	3,945	4,192
Reclassifications and reversals	86	6	(48)	201	(46)	2	—	(3)	(5)	(146)	(13)	60	47
Business combination/dissolution	—	—	—	—	—	—	—	—	(57)	—	(57)	—	(57)
Write-offs	—	(2,109)	—	(328)	—	—	—	—	(3)	(4)	(3)	(2,441)	(2,444)
Translation adjustments	—	—	5	1	—	—	—	—	—	—	5	1	6
Balances at end of the year	893	8,931	603	3,906	5	914	3	74	91	1,083	1,595	14,908	16,503

The significant changes in the balances of trade and other receivables and contract assets are disclosed in Note 5 – Income and Expenses, while the information about the credit exposures are disclosed in Note 28 – Financial Assets and Liabilities.